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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ];        Amendment Number: _____________

        This Amendment (Check only one):   [ ] is a restatement
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Intel Pacific, Inc.
2200 Mission College Boulevard
Santa Clara, CA 95052-8119

Form 13F File Number:  Not Yet Assigned

Person Signing this Report on Behalf of Reporting Manager:

Arvind Sodhani, Vice President and Treasurer (408) 765-1240


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 ATTENTION--Intentional misstatements or omissions of facts constitute Federal
         Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place and Date of Signing:

/s/ Arvind Sodhani                   Santa Clara, California  February 12, 2001
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Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for This Manager:

1.         INTEL CORPORATION, Filer No: 28-5160